Average Annual Total Returns - FidelityFlexFreedomBlendFunds-ComboPRO - FidelityFlexFreedomBlendFunds-ComboPRO - Fidelity Flex Freedom Blend 2050 Fund	Sep. 08, 2023
Fidelity Flex Freedom Blend 2050 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(18.73%)
Past 5 years	5.38%
Since Inception	6.62%
Fidelity Flex Freedom Blend 2050 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(19.94%)
Past 5 years	3.51%
Since Inception	4.76%
Fidelity Flex Freedom Blend 2050 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.46%)
Past 5 years	3.88%
Since Inception	4.88%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Since Inception	10.49%	[1]
F0391
Average Annual Return:
Past 1 year	(18.17%)
Past 5 years	5.41%
Since Inception	6.65%	[1]

[1]	AFrom June 8, 2017.